Note 5 - Fair Value Measurements (Details) - Assets and Liabilities Measured at Fair Value (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets (at fair value):
Money market mutual fund	$ 63	$ 16
Derivative assets		28
Total assets (at fair value)		44
Liabilities (at fair value):
Derivative liabilities	143	6
Asset retirement obligations	959	877
Total liabilities (at fair value)	1,102	883
Fair Value, Inputs, Level 1 [Member]
Assets (at fair value):
Money market mutual fund	63	16
Total assets (at fair value)		16
Fair Value, Inputs, Level 2 [Member]
Assets (at fair value):
Derivative assets		28
Total assets (at fair value)		28
Liabilities (at fair value):
Derivative liabilities	143	6
Total liabilities (at fair value)	143	6
Fair Value, Inputs, Level 3 [Member]
Liabilities (at fair value):
Asset retirement obligations	959	877
Total liabilities (at fair value)	$ 959	$ 877